Intangible assets - Goodwill allocated in the Group's CGUs (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Goodwill
Goodwill allocated in the Group's CGUs [Line Items]
Goodwill allocated in the Group's CGUs	₩ 4,683,902	₩ 4,670,134
Banking
Goodwill allocated in the Group's CGUs [Line Items]
Goodwill allocated in the Group's CGUs	768,766	764,883
Credit card
Goodwill allocated in the Group's CGUs [Line Items]
Goodwill allocated in the Group's CGUs	2,892,610	2,880,383
Securities
Goodwill allocated in the Group's CGUs [Line Items]
Goodwill allocated in the Group's CGUs	2,993	5,335
Life insurance
Goodwill allocated in the Group's CGUs [Line Items]
Goodwill allocated in the Group's CGUs	853,798	853,798
Others
Goodwill allocated in the Group's CGUs [Line Items]
Goodwill allocated in the Group's CGUs	₩ 165,735	₩ 165,735